SCHEDULE VI - Supplemental Information Concerning Property-Casualty Insurance Operations	12 Months Ended
Dec. 31, 2020
SEC Schedule, 12-18, Supplemental Information, Property-Casualty Insurance Underwriters [Abstract]
Supplemental InformationConcerning Property-Casualty Insurance Operations
PartnerRe Ltd.
Supplemental Information
Concerning Property-Casualty Insurance Operations (1)
For the years ended December 31, 2020, 2019 and 2018
(Expressed in thousands of U.S. dollars)

					Losses and Loss Expenses Incurred Related to (2)
Affiliation with Registrant	Deferred Policy Acquisition Costs	Liability for Unpaid Losses and Loss Expenses	Unearned Premiums	Premiums Earned	Current year	Prior year	Acquisition Costs	Paid Losses and Loss Expenses	Premiums Written
Consolidated subsidiaries
2020	$543,416	$11,395,321	$2,257,441	$5,054,529	$3,945,248	$71,456	$1,254,067	$3,232,604	$4,825,919
2019	$640,442	$10,363,383	$2,420,009	$5,058,056	$3,716,988	$(56,848)	$1,306,388	$3,090,670	$5,438,807
2018	$553,535	$9,895,376	$2,062,736	$4,301,862	$3,417,366	$(248,719)	$1,107,760	$2,921,987	$4,592,282

(1) Includes the Company's P&C and Specialty segments.
(2) Net incurred losses include favorable loss development of $3 million during the year ended December 31, 2019, which are allocated to Corporate and Other.